SEGMENT INFORMATION - Reconciliation of Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Segment operating assets	$ 366,664	$ 371,019
Investment in associates	810	805
Deferred tax assets	7,799	7,143
Total assets	366,664	371,019
Segment operating liabilities	152,043	159,591
Deferred tax liabilities	3,840	4,197
Total liabilities	152,043	159,591
Revenue	425,772	433,893	$ 476,659
At a point in time
Disclosure Of Operating Segments [Line Items]
Revenue	395,818	407,410	451,567
Over time
Disclosure Of Operating Segments [Line Items]
Revenue	29,954	26,483	25,092
SDI
Disclosure Of Operating Segments [Line Items]
Revenue	57,695	45,931
Power
Disclosure Of Operating Segments [Line Items]
Revenue	221,074	182,171	191,520
Enamel
Disclosure Of Operating Segments [Line Items]
Revenue	137,441	178,124	212,776
Others
Disclosure Of Operating Segments [Line Items]
Revenue	9,562	27,667	32,887
Fabrication
Disclosure Of Operating Segments [Line Items]
Revenue			39,476
North Asia
Disclosure Of Operating Segments [Line Items]
Revenue	58,649	77,329	107,032
North Asia | At a point in time
Disclosure Of Operating Segments [Line Items]
Revenue	55,982	77,287	107,032
North Asia | Over time
Disclosure Of Operating Segments [Line Items]
Revenue	2,667	42	0
North Asia | SDI
Disclosure Of Operating Segments [Line Items]
Revenue	2,667	1,209
North Asia | Power
Disclosure Of Operating Segments [Line Items]
Revenue	9	92	0
North Asia | Enamel
Disclosure Of Operating Segments [Line Items]
Revenue	55,959	76,002	107,027
North Asia | Others
Disclosure Of Operating Segments [Line Items]
Revenue	14	26	5
North Asia | Fabrication
Disclosure Of Operating Segments [Line Items]
Revenue			0
Thailand
Disclosure Of Operating Segments [Line Items]
Revenue	166,925	171,841	197,779
Thailand | At a point in time
Disclosure Of Operating Segments [Line Items]
Revenue	166,832	171,613	197,544
Thailand | Over time
Disclosure Of Operating Segments [Line Items]
Revenue	93	228	235
Thailand | SDI
Disclosure Of Operating Segments [Line Items]
Revenue	0	0
Thailand | Power
Disclosure Of Operating Segments [Line Items]
Revenue	80,564	46,340	63,629
Thailand | Enamel
Disclosure Of Operating Segments [Line Items]
Revenue	79,510	102,122	105,749
Thailand | Others
Disclosure Of Operating Segments [Line Items]
Revenue	6,851	23,379	28,401
Thailand | Fabrication
Disclosure Of Operating Segments [Line Items]
Revenue			0
ROW
Disclosure Of Operating Segments [Line Items]
Revenue	200,198	184,723	171,848
ROW | At a point in time
Disclosure Of Operating Segments [Line Items]
Revenue	173,004	158,510	146,991
ROW | Over time
Disclosure Of Operating Segments [Line Items]
Revenue	27,194	26,213	24,857
ROW | SDI
Disclosure Of Operating Segments [Line Items]
Revenue	55,028	44,722
ROW | Power
Disclosure Of Operating Segments [Line Items]
Revenue	140,501	135,739	127,891
ROW | Enamel
Disclosure Of Operating Segments [Line Items]
Revenue	1,972	0	0
ROW | Others
Disclosure Of Operating Segments [Line Items]
Revenue	2,697	4,262	4,481
ROW | Fabrication
Disclosure Of Operating Segments [Line Items]
Revenue			39,476
Corporate expense adjustments and eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | At a point in time
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Over time
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | SDI
Disclosure Of Operating Segments [Line Items]
Revenue	0	0
Corporate expense adjustments and eliminations | Power
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Enamel
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Others
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Fabrication
Disclosure Of Operating Segments [Line Items]
Revenue			$ 0
Segment operating profit/(loss)
Disclosure Of Operating Segments [Line Items]
Segment operating assets	353,844	356,473
Total assets	353,844	356,473
Segment operating liabilities	145,070	152,096
Total liabilities	145,070	152,096
Segment operating profit/(loss) | North Asia
Disclosure Of Operating Segments [Line Items]
Segment operating assets	52,519	54,534
Total assets	52,519	54,534
Segment operating liabilities	10,320	13,649
Total liabilities	10,320	13,649
Segment operating profit/(loss) | Thailand
Disclosure Of Operating Segments [Line Items]
Segment operating assets	167,888	168,423
Total assets	167,888	168,423
Segment operating liabilities	66,385	62,584
Total liabilities	66,385	62,584
Segment operating profit/(loss) | ROW
Disclosure Of Operating Segments [Line Items]
Segment operating assets	133,437	133,516
Total assets	133,437	133,516
Segment operating liabilities	68,365	75,863
Total liabilities	68,365	75,863
Corporate expense adjustments and eliminations
Disclosure Of Operating Segments [Line Items]
Segment operating assets	12,820	14,546
Total assets	12,820	14,546
Segment operating liabilities	6,973	7,495
Total liabilities	6,973	7,495
Segment reconciling items
Disclosure Of Operating Segments [Line Items]
Corporate and other assets	4,211	6,598
Investment in associates	810	805
Deferred tax assets	7,799	7,143
Corporate liabilities	3,133	3,298
Deferred tax liabilities	$ 3,840	$ 4,197